NOTE 3 - PREPAID LICENSING FEES (Detail) (USD $)	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Prepaid licensing fees [Member]	Dec. 31, 2011 Prepaid licensing fees [Member]	Dec. 31, 2009 Prepaid licensing fees [Member]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	600,000					500,000
Share Price (in Dollars per share)				$ 0.20
Finite-Lived Intangible Asset, Useful Life	15 years			15 years
Finite-Lived Intangible Assets, Net			$ 182,140	$ 0	$ 86,667
Amortization	$ 7,400	$ 7,400		$ 3,333	$ 3,333